ANNUAL REPORT

                                October 31, 2001

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                                  SYNOVUS FUNDS
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                         The Advisors'Inner Circle Fund

                            [COLUMNS GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

                         [SYNOVUS LOGO GRAPHIC OMITTED]
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SYNOVUS FUNDS
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TABLE OF CONTENTS

Report to Shareholders.....................................                    1
Manager Comments:
     Large Cap Core EquityFund.............................                    2
     Mid Cap Value Fund....................................                    4
     Intermediate-Term Bond Fund...........................                    6
     Georgia Municipal Bond Fund                                               7
Statements of Net Assets/Schedule of Investments:
     Large Cap Core EquityFund.............................                    8
     Mid Cap Value Fund....................................                   10
     Intermediate-Term Bond Fund...........................                   12
     Georgia Municipal Bond Fund...........................                   14
Statement of Assets and Liabilities........................                   18
Statements of Operations...................................                   19
Statements of Changes in Net Assets........................                   20
Financial Highlights.......................................                   21
Notes to the Financial Statements..........................                   22
Report of Independent Public Accountants...................                   27
Notice to Shareholders.....................................                   28

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Annual Report to Shareholders
FISCAL YEAR END: OCTOBER 31, 2001

The year 2001 will undoubtedly be remembered by many of us as a year of dramatic change in the American way of life with a refocus on many of the things we used to take for granted such as liberty and freedom. The spirit has been invoked in all Americans as the landmarks we symbolized as the power and the triumph of capitalism were destroyed by the acts of terrorism along with countless innocent lives in September.

But the foundation of the financial system held firm and performed beyond most expectations after a four-day delay on the U.S. stock exchanges. The Federal Reserve provided liquidity at a record rate and world central banks lowered key lending rates to further stabilize nervous investors and financial markets. Confidence in the financial system was never compromised and the equity markets made a robust recovery from the late September sell off.

The stock market correction of 2000 and 2001 has refocused many investors on a very important, but mostly overlooked tool of investing during the equity bull market of the 1990's -- asset allocation. The sobering effect of a stock market correction revitalizes the importance of being properly diversified among asset classes such as stocks and bonds but also management styles such as growth and value, providing consistent returns through volatile market cycles.

Developing an asset allocation strategy customized to your own personal investment objective and risk assessment is the key to maintaining a proper balance in volatile and changing investment landscapes. A game plan, a road map, to meet your specific investment goals is as beneficial in market corrections and economic slowdowns as they are in bull markets.

The Synovus Funds are a great way to accomplish your financial objectives and provide your investments the guidance and expertise they deserve. Our staff of seasoned investment managers is dedicated to managing all of the Synovus Funds in the discipline and strategy to deliver competitive investment performance to you, our shareholders.

Welcome aboard to the new family of funds, the Synovus Funds, a traditional but dedicated investment experience.



Mark J. Brown
Chief Investment Officer
Synovus Funds Investment Advisors

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                                                                               1
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Large Cap Core Equity Fund
MANAGER COMMENTS OCTOBER 31, 2001

The events of 2001 left most investors looking for historical perspectives and comparable benchmarks to gauge the current economic and stock market environment for what could be expected in the future. The issues at large have created a vast amount of uncertainty for investors, particularly those new to the theme of market corrections, and the fact that the economy is still vulnerable to economic recession.

But history does teach us to be consistent in our judgement of the laws of economics and investing. The excesses of the great bull market of the nineties fueled by the speculation in companies and industries that had no earnings or a proven business model like the dot coms eventually are purged by the mechanisms of capital markets. Investing within a consistent discipline and a proven strategy over a period of time is the most successful alternative to meeting your investment goal.

The Synovus Funds Large Cap Core Equity Fund manages your assets within a defined discipline. The blend of high quality, industry leaders, that offer the most potential within the growth and value style components of large capitalization stocks has avoided the pitfall of a market prone to chasing the latest surge in the leading market sectors. Timing which style, value or growth, will outperform the market in the future, is a losing proposition.

Our experienced management team maintains the investment discipline in all market environments, with independent research and advice, and the ability to add value in a diversified strategy by emphasizing market sectors that possess the potential to add performance.

The recent correction has provided us with an opportunity for future benefit. The recent pullback in equity prices and a very accommodative Federal Reserve should support a more favorable environment for equity prices in 2002.


SYNOVUS FUNDS INVESTMENT ADVISORS
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS LARGE
CAP CORE EQUITY FUND, INSTITUTIONAL, CLASS A, CLASS B AND CLASS C VERSUS THE S&P 500 COMPOSITE INDEX*

                        ANNUALIZED  ANNUALIZED   ANNUALIZED  ANNUALIZED
               ONE YEAR  3 YEAR       5 YEAR      10 YEAR     INCEPTION
                RETURN*  RETURN*     RETURN*      RETURN*      TO DATE*
--------------------------------------------------------------------------------
Institutional  -16.18%     4.84%      11.93%      12.73%      13.28%
--------------------------------------------------------------------------------
Class A        -16.32%     4.61%      11.67%      12.45%      12.99%
--------------------------------------------------------------------------------
Class A,
With Load      -21.16%     2.56%      10.35%      11.79%      12.39%
--------------------------------------------------------------------------------
Class B        -16.86%     3.88%      10.85%      11.61%      12.17%
--------------------------------------------------------------------------------
Class B,
With Load      -20.96%     2.94%      10.58%      11.61%      12.17%
--------------------------------------------------------------------------------
Class C        -16.95%     3.84%      10.82%      11.60%      12.16%
--------------------------------------------------------------------------------
Class C,
With Load      -18.59%     3.51%      10.62%      11.49%      12.05%
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                                                        (CONTINUED ON NEXT PAGE)

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Large Cap Core Equity Fund (CONTINUED)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS"

              LgCp Ins    LgCapA     LgCapB     LgCapC    S&P500
              --------   --------   --------   --------   --------
10/31/91       10000       9425       10000      9900       10000
10/92          11079      10425       10956     10847       10995
10/93          12143      11384       11893     11774       12631
10/94          12280      11490       11909     11791       13119
10/95          15506      14464       14876     14727       16583
10/96          18858      17553       17927     17749       20576
10/97          24715      22947       23244     23013       27182
10/98          28749      26632       26763     26797       33161
10/99          35194      32537       32459     32136       41674
10/00          39523      36431       36084     35725       44212
10/01          33128      30486       30001     29671       33203

Past performance is no indication of future performance.
The Fund's comparative benchmark does not include the annual operating expenses incurred by the Fund.
* For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. Institutional Shares have lower expenses than Class A, B or C Shares which results in higher performance for the Class A, B and C Shares than it would have been had the expenses of these classes been applied. The common/ collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B and C Shares. If it had, performance would have been lower than that shown.

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                                                                               3
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Mid Cap Value Fund
MANAGER COMMENTS OCTOBER 31, 2001

The unspeakable events of September 11, 2001 have touched our lives in ways that were unimaginable just a few short months ago. As we contemplate the meaning of recent events with relation to investments, we want to share with you the following assessment of the investment background.

Over the short-term the economic consequences stemming from recent events are clearly adverse. The consumer, already concerned about job security as a consequence of rising unemployment, has retrenched further. With capital spending waning, consumer spending has provided the economy's principal source of strength and now that is dissipating. The immediate result will be that corporate profits will come under intense pressure, at least for the fourth quarter of this year and perhaps even early into 2002. While the near term outlook has been dimmed by the terrorist attacks, the long-term outlook for economic recovery and growth, in some ways, has been enhanced by developments on both monetary and fiscal fronts.

Looking ahead, it is our judgment that the recovery in corporate profits that will accompany the economic advance is unlikely to meet expectations. A subdued rebound in earnings seems likely because revenue gains will be moderated by pressure on pricing while costs will rise because of essential but non-productive spending related to the war on terrorism. With margins coming under pressure the return on invested capital will be reduced and valuation may reasonably be expected to reflect this development.

Given the prevailing financial, economic and geo-political environment it appears the generally uninterrupted rising trend in financial assets that has characterized our markets since 1982 may now be replaced by a range bound market where superior stock selection will hold the key to both relative and absolute investment success. In this setting we believe an emphasis on free cash flow will prove most rewarding and that value oriented investors will be in a preferred position. We remain optimistic that we can continue to find securities for the portfolio that offer the opportunity for above-average long-term returns. For example, we have recently added to or plan to increase the Fund's position in Gartner and Agrium. These businesses are well positioned to perform in the challenging climate confronting us. They are well managed and well financed, have leading positions in their respective industries, should demonstrate large earnings gains in the years ahead and sell at modest valuations relative to their prospects.

Today's environment further demonstrates the need for a national energy policy. Any such policy will favor North American energy companies. Our energy positions, including Alberta Energy, Tom Brown and Newpark Resources, are well positioned to benefit from any such policies emerging from Washington.

In summary, although we are living in the proverbial "interesting times", we believe your portfolio is well positioned in strong businesses that can weather near term economic challenges and benefit from longer-term opportunities. We are confident that our cash flow oriented style of investing will best ensure good long-term results.

                                                        (CONTINUED ON NEXT PAGE)

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4
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Mid Cap Value Fund (CONTINUED)

STEINBERG PRIEST CAPITAL MANAGEMENT
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS MID
CAP VALUE FUND, INSTITUTIONAL, CLASS A, CLASS B AND CLASS C, VERSUS THE RUSSELL MID CAP VALUE INDEX*

                                                         ANNUALIZED
                                        ONE YEAR         INCEPTION
                                         RETURN*         TO DATE*
--------------------------------------------------------------------------------
Institutional                             8.94%           15.74%
--------------------------------------------------------------------------------
Class A                                  10.27%           16.48%
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Class A, With Load                        3.89%           12.21%
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Class B                                   7.98%           14.71%
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Class B, With Load                        2.98%           12.34%
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Class C                                   7.87%           14.63%
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Class C, With Load                        5.82%           13.91%
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[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS"

               MidCap    Ins MidCapA      MidCapB     MidCapC     Russell
              -------    ----------      --------    --------    -------
4/30/00        10,000        9,425         10,000        9,900     10,000
10/31/00       11,156       10,503         11,103       10,992     10,942
10/31/01       12,154       11,582         11,589       11,857     10,791

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Past performance is no indication of future performance.
The Fund's comparative benchmark does not include the annual operating expenses incurred by the Fund.
* For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment fund adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/ collective investment fund was not a registered mutual fund and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares.
   The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B and C Shares. If it had, performance would have been lower than that shown.

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                                                                               5
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SYNOVUS FUNDS
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Intermediate-Term Bond Fund
MANAGER COMMENTS OCTOBER 31, 2001

The horrible attacks of September 11th sent bond investors on the path of great uncertainty accelerating the decline in short term rates and the demand for only the highest quality investments in government backed securities. The flight to quality and the negative development for certain sectors of the economy due to the attacks caused a wide deviation in the performance of bonds in the marketplace.

The results, were the lowest yielding two-year notes in nearly 40 years (2.77%) and the worst performance in the high yield market in 15 years for the month of September. The Federal Reserve added liquidity to the financial system at a record pace causing overnight money in the Repo market to fall to less than one percent. The Federal Reserve lowered the official rate three times since September 11th, and an astounding nine times since the first of the year, to stand at two and a half percent, the lowest rate in 40 years.

The yield curve continued to forecast a slower economic environment and expectations that the Federal Reserve may cut interest rates further in the event growth is not revived from current depressed levels.

Overall most investment grade securities performed well, but the direct financial impact of the attacks caused many bond issues to be placed on lists for potential downgrades. The results pushed overall returns north of double-digit returns for the year, as investors sought the quality and safety of fixed income securities.

The economic slowdown was clearly evident prior to the events of September. Although monetary policy will eventually spur growth, excess capacity and cost concerns in the corporate sector will produce more layoffs and delayed capital spending plans. Strong monetary stimulus and more effective tax cuts in place of tax rebates will help fortify expectations of a sound economic recovery in 2002.

Duration and average maturity have been maintained at a premium to the benchmarks in anticipation of stable to lower interest rates. During the early stages of an economic recovery the Federal Reserve will remain accommodative, as long as signs of any building inflationary pressures remain absent, to ensure a lasting recovery.

SYNOVUS FUNDS INVESTMENT ADVISORS
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS
INTERMEDIATE-TERM BOND FUND, INSTITUTIONAL, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX*

                                ANNUALIZED    ANNUALIZED    ANNUALIZED
                   ONE YEAR       3 YEAR        5 YEAR      INCEPTION
                    RETURN*       RETURN*       RETURN*      TO DATE*
--------------------------------------------------------------------------------
Institutional       14.71%         5.87%         6.70%        5.90%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               InterMuniBond      GovCreditIndex
               -------------      --------------
6/30/92           10000               10000
10/31/92          10232               10305
10/31/93          10952               11329
10/31/94          10725               11110
10/31/95          11815               12501
10/31/96          12349               13229
10/31/97          13185               14219
10/31/98          14392               15513
10/31/99          14295               15667
10/31/00          14888               16676
10/31/01          17079               19054

Past performance is no indication of future performance.
The Fund's comparative benchmark does not include the annual operating expenses incurred by the Fund.
* For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares.. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance.

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6
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[SYNOVUS SYMBOL GRAPHIC OMITTED]

Georgia Municipal Bond Fund
MANAGER COMMENTS OCTOBER 31, 2001

The first ten months of 2001 were unprecedented in the financial history of the United States. The Federal Open Market Committee lowered the Fed funds rate nine times, totaling a decrease of 4% and landing at a target of 2.50%. Municipal yields followed suit, the 5 and 10-year Georgia Government Obligation rates ended October 2001 at 3.19% and 3.99%, respectively. Tax-exempt issues have been good investments all year relative to taxable bonds, as their yields captured 88% to 90% of Treasuries during the period. The horrendous events on September 11th gave cause for investors to flee to quality as the financial markets, including the municipal market, were temporarily in disarray. For the two-week period following the attacks, there were very few market participants, resulting in limited liquidity for the few investors who were trying to transact business.

Although the terrorist attacks are indelibly etched in our minds forever, financial markets have returned to business as usual, discounting expectations about the future and reminding us all of the strength of this nation. With the continued lowering of interest rates in September and October, Georgia municipal issuance has increased even though it still lags demand. Much of the activity has been in refinancing outstanding debt, which will bode well for the state and municipalities during weaker economic times.

Money flows into municipal bond funds were strong during the third quarter, especially for the month of August. This month saw fund inflows increase by 2.5% to $299.7 billion, the largest increase since 1994. The Synovus Funds Georgia Municipal Bond Fund is a newcomer to the world of tax-exempt mutual funds but its intermediate-term focus and attention to quality makes it a good choice for a wide range of investors. The Fund ended October 2001 with an average credit quality of AA/Aa2 and an average maturity of 6.38 years, producing a duration of
5.38 years. The intermediate-term nature of the Fund makes it a logical choice for most investors as an important part of a well-planned asset allocation program. It has the added benefit to shareholders of preserving market value, relative to funds of longer average maturities, during rising interest rate environments.

At Synovus we are committed to providing you sound investment management within our family of funds. Our dedication is to continue the tradition of competitive long-term performance within the disciplined framework that has characterized our investment philosophy over the years.

SYNOVUS FUNDS INVESTMENT ADVISORS
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COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS GEORGIA
MUNICIPAL BOND FUND, INSTITUTIONAL, VERSUS THE LEHMAN 7 YEAR MUNICIPAL BOND
INDEX*

                               ANNUALIZED    ANNUALIZED    ANNUALIZED
                   ONE YEAR      3 YEAR        5 YEAR       INCEPTION
                    RETURN*      RETURN*       RETURN*      TO DATE*
--------------------------------------------------------------------------------
Institutional        9.35%        4.49%         4.83%         4.66%
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[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               Ga MuniBond        7 Yr MuniBond
6/30/92           10000               10000
10/31/92          10157               10207
10/31/93          10975               11426
10/31/94          10684               11209
10/31/95          11684               12596
10/31/96          12077               13183
10/31/97          12729               14166
10/31/98          13413               15213
10/31/99          13177               15215
10/31/00          13994               16255
10/31/01          15302               17860

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Past performance is no indication of future performance.
The Fund's comparative benchmark does not include the annual operating expenses incurred by the Fund.
* For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment fund adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment fund was not a registered mutual fund and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance.

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                                                                               7
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Statement of Net Assets
OCTOBER 31, 2001

                                                 Market
                                                  Value
LARGE CAP CORE EQUITY FUND           Shares       (000)
-------------------------------------------------------
COMMON STOCK (91.2%)
AEROSPACE & DEFENSE (1.7%)
   United Technologies               48,750     $ 2,627
                                              ---------
BANKS (3.8%)
   FleetBoston Financial            103,200       3,391
   SouthTrust                       102,950       2,333
                                              ---------
                                                  5,724
                                              ---------
CHEMICALS (0.9%)
   E.I. du Pont de Nemours           35,200       1,408
                                             ---------
COMPUTERS & SERVICES (12.4%)
   Cisco Systems*                   146,200       2,474
   Dell Computer*                    91,700       2,199
   Electronic Data Systems           53,600       3,450
   EMC                              112,050       1,381
   International Business Machines   14,300       1,545
   Microsoft*                        60,350       3,509
   Oracle*                          189,748       2,573
   Sun Microsystems*                131,300       1,333
                                              ---------
                                                 18,464
                                              ---------
COSMETICS & TOILETRIES (3.9%)
   Colgate-Palmolive                 57,000       3,278
   Procter & Gamble                  34,600       2,553
                                              ---------
                                                  5,831
                                              ---------
DATA PROCESSING (1.1%)
   Automatic Data Processing         30,700       1,586
                                              ---------
ELECTRICAL SERVICES (2.2%)
   Southern                         136,400       3,260
                                              ---------
ENTERTAINMENT (2.7%)
   AOL Time Warner*                  74,100       2,312
   Walt Disney                       90,200       1,677
                                              ---------
                                                  3,989
                                              ---------
FINANCIAL SERVICES (7.6%)
   Citigroup                         84,000       3,824
   Fannie Mae                        56,100       4,542
   Morgan Stanley Dean Witter        60,600       2,964
                                              ---------
                                                 11,330
                                              ---------
FOOD, BEVERAGE & TOBACCO (2.9%)
   Anheuser-Busch                    41,700       1,737
   Coca-Cola                         55,000       2,634
                                              ---------
                                                  4,371
                                              ---------
GAS/NATURAL GAS (1.4%)
   El Paso                           43,026       2,111
                                              ---------

                                                 Market
                                                  Value
                                      Shares      (000)
-------------------------------------------------------
INSURANCE (4.8%)
   Aflac                            138,100     $ 3,378
   American International Group      49,200       3,867
                                              ---------
                                                  7,245
                                              ---------
MANUFACTURING (6.4%)
   General Electric                 140,649       5,121
   Tyco International                91,100       4,477
                                              ---------
                                                  9,598
                                              ---------
MEDICAL (3.9%)
   Johnson & Johnson                 64,500       3,735
   Medtronic                         50,100       2,019
                                              ---------
                                                  5,754
                                              ---------
PAPER & PAPER PRODUCTS (1.1%)
   International Paper               44,400       1,589
                                              ---------
PETROLEUM & FUEL PRODUCTS (6.4%)
   Conoco                            43,400       1,115
   Exxon Mobil                       93,584       3,692
   Royal Dutch Petroleum,
     NY Shares                       44,675       2,257
   Schlumberger                      51,350       2,486
                                              ---------
                                                  9,550
                                              ---------
PHARMACEUTICALS (10.2%)
   Abbott Laboratories               55,100       2,919
   American Home Products            71,200       3,975
   Merck                             71,200       4,543
   Pfizer                            90,300       3,784
                                              ---------
                                                 15,221
                                              ---------
RAILROADS (1.1%)
   Canadian National Railway         40,950       1,622
                                              ---------
RETAIL (7.3%)
   Home Depot                        74,800       2,859
   Lowe's                            37,800       1,289
   Target                           119,900       3,735
   Wal-Mart Stores                   57,600       2,961
                                              ---------
                                                 10,844
                                              ---------
SEMI-CONDUCTORS/INSTRUMENTS (3.2%)
   Intel                            146,200       3,570
   Texas Instruments                 41,600       1,165
                                              ---------
                                                  4,735
                                              ---------
TELECOMMUNICATIONS EQUIPMENT (1.1%)
   Tellabs*                         125,500       1,713
                                              ---------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
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[SYNOVUS SYMBOL GRAPHIC OMITTED]

Statement of Net Assets
OCTOBER 31, 2001

                                                 Market
LARGE CAP CORE EQUITY FUND           Shares/      Value
(CONCLUDED)                         Contracts     (000)
-------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (5.1%)
   SBC Communications                83,219     $ 3,171
   Verizon Communications            59,162       2,947
   WorldCom*                        116,350       1,565
                                              ---------
                                                  7,683
                                              ---------
TOTAL COMMON STOCK
   (Cost $131,237)                              136,255
                                              ---------
MONEY MARKETS (8.8%)
   SEI Daily Income Trust,
     Government Fund, Cl A        6,208,993       6,209
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A                         6,870,684       6,871
                                              ---------
TOTAL MONEY MARKETS
   (Cost $13,080)                                13,080
                                              ---------
TOTAL INVESTMENTS (100.0%)
   (Cost $144,317)                              149,335
                                             ---------
WRITTEN OPTIONS (-0.1%)
   Cisco Systems Call,
     Expires 12/26/01,
     Strike Price $20                  (700)        (46)
   Coca-Cola Call,
     Expires 02/19/02,
     Strike Price $55                  (400)        (28)
   Electronic Data System Call,
     Expires 12/26/01,
     Strike Price $70                  (500)        (75)
   International Business
     Machines Call,
     Expires 12/26/01,
     Strike Price $120                 (140)        (20)
                                              ---------
TOTAL WRITTEN OPTIONS
   (Premium $-183)                                 (169)
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (0.1%)            209
                                              ---------

                                                  Value
                                                  (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization--
   no par value) based on 15,202,877
   outstanding shares of beneficial interest   $144,316
Portfolio Shares of Class A Shares
  (unlimited authorization -- no par value)
   based on 4,091 outstanding
   shares of beneficial interest                     41
Portfolio Shares of Class B Shares
   (unlimited authorization -- no par value)
   based on 1,499 outstanding
   shares of beneficial interest                     15
Portfolio Shares of Class C Shares
   (unlimited authorization -- no par value)
   based on 1,681 outstanding
   shares of beneficial interest                     17
Accumulated net investment loss                      (6)
Accumulated net realized loss
   on investments                                   (40)
Net unrealized appreciation on investments
   and option contracts                           5,032
                                              ---------
TOTAL NET ASSETS (100.0%)                    $  149,375
                                              =========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $ 9.82
                                                 ======
Net Asset Value and Redemption
   Price Per Share, Class A Shares               $ 9.82
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($9.82 (DIVIDE) 94.25%)        $10.42
                                                 ======
Net Asset Value and Offering
   Price Per Share, Class B Shares (A)           $ 9.83
                                                 ======
Net Asset Value Per Share,
   Class C Shares (A)                            $ 9.82
                                                 ======
Maximum Offering Price Per Share,
   Class C Shares ($9.82 (DIVIDE) 99%)           $ 9.92
                                                 ======

*   NON-INCOME PRODUCING SECURITY.
(A) CLASS B AND C HAVE CONTINGENT DEFERRED SALES/CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Schedule of Investments
OCTOBER 31, 2001

                                                 Market
                                                  Value
MID CAP VALUE FUND                   Shares       (000)
--------------------------------------------------------

COMMON STOCK (57.9%)
AEROSPACE & DEFENSE (1.7%)
   Fairchild, Cl A*                  39,700       $  87
   General Dynamics                   3,000         245
                                               --------
                                                    332
                                               --------
APPAREL/TEXTILES (0.2%)
   Jones Apparel Group*               1,000          28
                                               --------
BROADCASTING, NEWSPAPERS &
   ADVERTISING (2.9%)
   Shaw Communications, Cl B         31,000         571
                                               --------
CAPITAL GOODS (0.9%)
   American Power Conversion*        14,000         180
                                               --------
CHEMICALS (4.1%)
   Agrium                            60,000         570
   Methanex*                         44,998         227
                                               --------
                                                    797
                                               --------
CONSUMER NON-DURABLES (3.2%)
   International Flavors
     & Fragrances                    21,500         613
                                               --------
ELECTRICAL SERVICES (0.1%)
   Newpower Holdings*                21,400          20
                                               --------
FINANCE (2.2%)
   Gatx                              16,000         423
                                               --------
FINANCIAL SERVICES (3.7%)
   eFunds*                           46,700         724
                                               --------
INSURANCE (7.0%)
   Arch Capital Group*               29,500         693
   Everest Re Group                   9,900         662
                                               --------
                                                  1,355
                                               --------
MACHINERY (0.8%)
   Global Power Equipment Group*     10,200         153
                                               --------
MEASURING DEVICES (1.6%)
   Input/Output*                     39,300         316
                                               --------
MEDICAL (8.4%)
   Aetna*                            10,000         277
   Gentiva Health Services*          38,000         646
   Inamed*                            5,000          95
   Ocular Sciences*                  15,700         362
   Vasogen*                          47,400         249
                                               --------
                                                  1,629
                                               --------
                                     Shares/
                                   Face Amount    Value
                                      (000)       (000)
-------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (12.0%)
   Alberta Energy                    16,000      $  627
   Grant Prideco*                     7,300          66
   Newpark Resources*                64,600         395
   Osca*                             21,000         383
   Tom Brown                         35,000         817
   Transocean Sedco Forex             1,300          39
                                               --------
                                                  2,327
                                               --------
PROFESSIONAL SERVICES (1.9%)
   Gartner, Cl A*                    14,900         135
   Gartner, Cl B*                    25,800         230
                                               --------
                                                    365
                                               --------
RETAIL (2.0%)
   Charming Shoppes*                 45,000         214
   Neiman-Marcus Group, Cl B*         7,000         177
                                               --------
                                                    391
                                               --------
TECHNOLOGY (3.9%)
   Avaya*                            85,000         759
                                               --------
TELEPHONES & TELECOMMUNICATIONS (1.3%)
   Broadwing*                         5,100          47
   WorldCom - MCI Group*             17,900         213
                                               --------
                                                    260
                                               --------
TOTAL COMMON STOCK
   (Cost $11,118)                                11,243
                                               --------
MONEY MARKETS (8.5%)
   SEI Daily Income Trust,
     Government Fund, Cl A          828,252         828
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A    828,252         828
                                               --------
TOTAL MONEY MARKETS
   (Cost $1,656)                                  1,656
                                               --------
U.S. TREASURY OBLIGATIONS (17.0%)
   U.S. Treasury Bills (A)
        2.134%, 12/13/01             $1,650       1,646
        2.088%, 11/08/01              1,650       1,649
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,295)                                  3,295
                                               --------


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Schedule of Investments
OCTOBER 31, 2001

                                      Face       Market
MID CAP VALUE FUND                   Amount       Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (11.1%)
   JP Morgan Chase
     2.500%, dated 10/31/01,
     matures 11/01/01,
     repurchase price
     $2,153,919 (collateralized
     by U.S. Treasury obligation,
      total market value:
     $2,197,302)                     $2,154     $ 2,154
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,154)                                  2,154
                                               --------
TOTAL INVESTMENTS (94.5%)
   (Cost $18,223)                                18,348
                                               --------
OTHER ASSETS AND LIABILITIES, NET (5.5%)          1,061
                                               --------
TOTAL NET ASSETS (100.0%)                       $19,409
                                               ========

*   NON-INCOME PRODUCING SECURITY.
CL -- CLASS
(A) RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2001
                                      Face       Market
                                     Amount       Value
INTERMEDIATE-TERM BOND FUND           (000)       (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (54.9%)
   FHLB, Ser 4G05
        7.125%, 02/15/05             $3,000    $  3,335
   FHLB, Ser S706
        5.375%, 05/15/06              5,000       5,277
   FHLMC
        7.000%, 03/15/10              1,000       1,152
        5.750%, 03/15/09              2,000       2,135
        5.125%, 10/15/08              7,000       7,216
        5.000%, 05/15/04              9,000       9,418
   FNMA
        7.125%, 02/15/05              2,000       2,230
        7.125%, 03/15/07              1,500       1,717
        7.000%, 07/15/05              2,000       2,231
        7.000%, 05/01/11                564         595
        6.625%, 10/15/07              5,500       6,175
        6.000%, 12/15/05              2,000       2,165
        5.500%, 02/15/06              2,000       2,126
        5.500%, 03/15/11              7,500       7,855
   FNMA, MTN
        6.875%, 09/10/12              1,000       1,111
        6.550%, 11/21/07              1,500       1,556
                                              ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $53,544)                                56,294
                                              ---------
CORPORATE OBLIGATIONS (39.7%)
AUTOMOTIVE (5.5%)
   Cooper Tire & Rubber
        7.750%, 12/15/09              1,000       1,016
   DaimlerChrysler
        6.400%, 05/15/06              3,000       3,007
   Hertz
        7.625%, 08/15/07              1,500       1,612
                                              ---------
                                                  5,635
                                              ---------
CHEMICALS (3.3%)
   E.I. Du Pont de Nemours
        6.875%, 10/15/09              3,000       3,341
                                              ---------
ENTERTAINMENT (2.1%)
   Walt Disney
        7.300%, 02/08/05              2,000       2,169
                                              ---------
FINANCIAL SERVICES (12.5%)
   Citigroup
        6.500%, 01/18/11              2,000       2,132
   Goldman Sachs Group
        7.625%, 08/17/05              2,500       2,750
   Goldman Sachs Group,
     MTN, Ser E
        7.350%, 10/01/09              1,000       1,086

                                     Shares/     Market
                                   Face Amount    Value
                                      (000)       (000)
-------------------------------------------------------
   Household Finance
        7.200%, 07/15/06             $3,000     $ 3,259
   Lehman Brothers Holdings
        6.250%, 05/15/06              2,500       2,614
   Merrill Lynch
        7.150%, 07/30/12              1,000       1,021
                                              ---------
                                                 12,862
                                              ---------
FOOD, BEVERAGE & TOBACCO (1.5%)
   Coca Cola Enterprises
        5.750%, 11/01/08              1,500       1,558
                                              ---------
INSURANCE (4.3%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,370
                                              ---------
MEDICAL (3.1%)
   American Home Products
        6.250%, 03/15/06              3,000       3,182
                                              ---------
OFFICE EQUIPMENT & SUPPLIES (2.3%)
   Xerox Capital
        5.875%, 05/15/04              3,000       2,404
                                              ---------
TELEPHONES & TELECOMMUNICATIONS (5.1%)
   AT&T
        6.000%, 03/15/09              2,000       1,945
   SBC Communications
        6.125%, 02/15/08              1,000       1,054
   Vodafone Group
        7.625%, 02/15/05              2,000       2,187
                                              ---------
                                                  5,186
                                              ---------
TOTAL CORPORATE OBLIGATIONS
   (Cost $39,698)                                40,707
                                              ---------

MONEY MARKET (3.9%)
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A                          3,980,800      3,981
                                              ---------
TOTAL MONEY MARKET
   (Cost $3,981)                                  3,981
                                              ---------
TOTAL INVESTMENTS (98.5%)
   (Cost $97,223)                               100,982
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (1.5%)          1,519
                                              ---------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Statement of Net Assets
OCTOBER 31, 2001

INTERMEDIATE-TERM BOND FUND                       Value
(CONCLUDED)                                       (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization-- no par value)
   based on 10,120,348 outstanding shares
   of beneficial interest                      $ 98,660
Distributions in excess of net investment
   income                                            (3)
Accumulated net realized gain
   on investments                                    85
Net unrealized appreciation on investments        3,759
                                              ---------
TOTAL NET ASSETS (100.0%)                      $102,501
                                              =========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $10.13
                                                 ======

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2001

                                      Face       Market
                                     Amount       Value
GEORGIA MUNICIPAL BOND FUND           (000)       (000)
-------------------------------------------------------
GEORGIA MUNICIPAL BONDS (95.1%)
   Alpharetta, Development
     Authority, State University
     Foundation Project, RB
        4.450%, 11/01/11               $350      $  360
   Alpharetta, GO
        5.000%, 05/01/08                250         269
   Atlanta & Fulton Counties,
     Downtown Arena Public
     Improvement, Ser A, RB, MBIA
        4.750%, 12/01/04                300         318
   Atlanta, GO, ETM
        4.500%, 12/01/05                325         341
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, AMBAC
        5.100%, 07/01/06                100         105
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, MBIA
        5.500%, 07/01/14                200         213
        5.100%, 07/01/14                500         524
   Atlanta, Water & Sewer Authority,
     RB, ETM
        6.000%, 01/01/11                250         290
   Austell, Gas Authority
        5.100%, 06/01/09                300         324
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                300         315
   Butts County, School District, GO
        4.000%, 09/01/06                105         109
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                500         534
        4.100%, 07/01/09                150         153
   Chatham County, School District,
     Ser A, GO
        4.400%, 08/01/10                 75          78
   Chatham County, School District,
     Ser B, GO
        4.150%, 08/01/07                500         517
   Cherokee County, School
     District, GO
        5.000%, 02/01/12                685         739
        4.125%, 02/01/10                545         553

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
   Cherokee County, Water & Sewer
     Authority, RB, FSA
        5.000%, 08/01/14               $400      $  422
        4.500%, 08/01/13                500         509
        4.400%, 08/01/12                400         409
   Clarke County, Hospital Authority,
     Athens Regional Medical Center
     Project, RB, MBIA
        5.300%, 01/01/10                100         106
   Clarke County, School District,
     GO, FGIC
        5.000%, 07/01/03                300         313
   Clayton County, Hospital Authority,
     Southern Regional Medical
     Center Project, RB, MBIA
        5.250%, 08/01/11                300         327
   Clayton County, Water Authority, RB
        4.500%, 05/01/10                280         292
   Cobb County, Hospital Authority,
     Anticipation Certificates,
     Ser B, RB
        4.300%, 04/01/10                275         280
   Cobb County, School District, GO
        4.750%, 02/01/05                300         312
        4.750%, 02/01/06                150         156
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB,
     AMBAC
        5.000%, 10/01/09                550         595
   Cobb-Marietta, Coliseum
     & Exhibit Hall Authority,
     RB, MBIA
        5.000%, 10/01/10                380         411
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, RB, AMBAC
        5.500%, 09/01/11                300         338
        5.000%, 09/01/09                635         687
   Columbus, Building Lease
     Authority, Ser A, RB
        4.100%, 06/01/10                315         319
        4.100%, 06/01/11                500         502
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         105
   Coweta County, School District,
     GO, Pre-refunded @ 102 (A)
        5.950%, 08/01/02                135         142
   Coweta County, Water & Sewer
     Authority, RB
        4.450%, 06/01/11                150         155

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Statement of Net Assets
OCTOBER 31, 2001

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
------------------------------------------------------
   De Kalb County, GO
        5.250%, 01/01/11               $230      $  241
   De Kalb County, Special
     Recreation Tax, GO
        4.000%, 12/01/12                800         798
   De Kalb County, Water & Sewer
     Authority, RB
        5.500%, 10/01/15                250         272
        4.625%, 10/01/09                300         318
        4.625%, 10/01/11                200         210
        4.500%, 10/01/10                450         472
   Douglas County, School
     District, GO
        4.625%, 01/01/15                100         101
        4.000%, 01/01/09                250         253
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
        5.450%, 06/01/07                325         356
   Downtown Savannah Authority,
     Stormwater Capital Imports
     Project, RB
        4.600%, 08/01/11                600         621
   East Point, Building Authority,
     RB, AMBAC
        4.500%, 02/01/04                100         104
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         111
        4.500%, 06/01/14                250         253
        4.400%, 06/01/13                250         254
   Fayette County, School
     District, GO
        4.300%, 03/01/10                500         514
   Fayette County, Water Authority,
     Ser A, RB, FGIC
        4.900%, 10/01/07                250         268
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                170         173
   Forsyth County, GO
        5.200%, 03/01/09                300         327
   Forsyth County, School
     District, GO
        5.000%, 02/01/07                500         537
        4.600%, 07/01/13                100         103
        4.250%, 07/01/10                375         384
        4.100%, 07/01/09                125         127
        4.000%, 07/01/07                200         205
   Forsyth County, Water & Sewer
     Authority, RB
        4.750%, 04/01/12                400         418
        4.300%, 04/01/12                125         127

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
   Forsyth County, Water & Sewer
     Authority, RB,
     Pre-Refunded @ 101 (A)
        5.500%, 04/01/10               $125      $  142
   Fulco, Hospital Authority, Saint
     Joseph Hospital, Anticipation
     Certificates, RB,
     Pre-Refunded @ 102 (A)
        5.100%, 10/01/04                250         271
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         105
        4.300%, 11/01/08                240         250
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         263
        4.500%, 09/01/05                150         158
   Fulton County, School
     District, GO
        5.250%, 01/01/13                500         548
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                395         429
        5.250%, 01/01/11                250         270
        5.250%, 01/01/12                300         321
        5.250%, 01/01/13                100         106
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System
     Project, RB, MBIA
        4.625%, 05/15/07                300         314
        4.600%, 05/15/06                220         231
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                500         544
        5.200%, 11/15/11                100         109
        4.600%, 11/15/04                100         105
   Glynn County, Board of
     Education, GO, FSA
        5.000%, 07/01/06                 75          81
   Gwinnett County, School
     District, GO
        4.500%, 02/01/08                500         509
   Gwinnett County, Water &
     Sewer Authority, RB (B)
        5.345%, 08/01/09                285         209
        5.090%, 08/01/07                500         405
   Henry County, School
     District, GO
        5.200%, 08/01/10                500         548

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
OCTOBER 31, 2001

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
-------------------------------------------------------
   Houston County, School
     District, GO
        5.100%, 03/01/03               $300      $  309
   Houston County, School District,
     Intergovernmental Contract,
     COP
        5.750%, 03/01/09                100         106
   Jackson County, School
     District, GO
        4.750%, 07/01/14                250         256
        4.500%, 07/01/11                400         414
   Jones County, School
     District, GO
        5.000%, 01/01/08                495         512
   Lee County, Utilities Authority,
     Water & Sewer Project,
     RB, FSA
        4.700%, 07/01/13                500         515
   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05                205         216
   Macon-Bibb County, Hospital
     Authority, Medical Center
     Control Project, RB, FGIC
        4.750%, 08/01/04                600         627
   Marietta, GO, FSA
        4.800%, 01/01/03                100         103
   Marietta, School District,
     Ser A, GO
        4.000%, 02/01/08                250         254
   Monroe, Utility Revenue
     Authority, RB
        5.000%, 12/01/17                135         139
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                500         516
        4.500%, 12/01/13                325         331
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                400         431
   Newton County, Sales Tax, GO
        5.500%, 10/01/05                525         574
   Newton County, Water &
     Sewer Authority, RB
        5.000%, 11/01/09                320         344
   Paulding County, Water & Sewer
     Authority, RB, AMBAC
        4.500%, 12/01/11                205         213
        4.100%, 12/01/07                220         227
   Richmond County, Water &
     Sewer Authority, Ser A,
     RB, FGIC
        6.000%, 10/01/06                130         146

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
   Rockdale County, Water & Sewer
     Authority, Ser A, RB, MBIA
        5.500%, 07/01/15               $200      $  216
   Rome, Water & Sewer Authority,
     RB, AMBAC
        5.250%, 01/01/09                500         546
   Roswell, GO
        5.500%, 02/01/14                150         163
        5.000%, 02/01/08                150         162
        4.800%, 02/01/06                300         320
   Savannah, Hospital Authority,
     St Joseph's/Candler Health
     System Project, RB, FSA
        4.300%, 07/01/06                500         520
   State, Environmental Facilities
     Authority, Water & Waste
     Water Project, RB
        4.700%, 07/01/11                500         523
        4.500%, 07/01/09                500         523
   State, Municipal Association
     Installment Sale, Atlanta
     Detention Center
     Project, COP
        4.500%, 12/01/04                 75          79
   State, Municipal Electric Authority,
     Project One, Ser A, RB, MBIA
        5.125%, 01/01/11                500         529
   State, Municipal Gas Authority,
     Buford Project, RB, FSA
        5.600%, 11/01/13                300         333
        5.500%, 11/01/11                200         225
        4.700%, 11/01/08                215         229
        4.650%, 11/01/07                205         217
   State, Municipal Gas Authority,
     City of Toccoa Project,
     RB, AMBAC
        4.250%, 06/01/09                200         206
   State, Private Colleges &
     Universities Authority, Agnes
     Scott College Project, RB, MBIA
        4.000%, 06/01/08                175         179
   State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
        5.000%, 11/01/11                300         326
        4.700%, 11/01/11                500         526
   State, Private Colleges &
     Universities Authority, Mercer
     University Project, Ser A, RB
        4.750%, 10/01/11                300         314
        4.450%, 10/01/07                300         313
   State, Ser A, GO
        5.900%, 03/01/03                300         314
        5.300%, 01/01/04                300         317

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Statement of Net Assets
OCTOBER 31, 2001

                                     Shares/     Market
GEORGIA MUNICIPAL BOND FUND        Face Amount    Value
(concluded)                           (000)       (000)
------------------------------------------------------
   State, Ser C, GO
        7.250%, 07/01/09               $150      $  185
        6.400%, 04/01/03                300         317
        4.700%, 07/01/03                100         104
   State, Ser D, GO
        5.250%, 10/01/15                580         637
   State, Tollway Authority,
     Georgia 400 Project, RB
        4.500%, 07/01/11                250         262
        4.100%, 07/01/06                500         520
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         267
                                               --------
TOTAL GEORGIA MUNICIPAL BONDS
   (Cost $39,326)                                41,192
                                               --------
MONEY MARKETS (5.3%)
   Federated Georgia Municipal
     Cash Trust                   1,300,000       1,300
   SEI Tax Exempt Trust,
     Institutional Tax-Free
     Fund, Cl A                     987,089         987
                                               --------
TOTAL MONEY MARKETS
   (Cost $2,287)                                  2,287
                                               --------
TOTAL INVESTMENTS (100.4%)
   (Cost $41,613)                                43,479
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)          (178)
                                               --------
                                                  Value
                                                  (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization -- no par
   value) based on 4,321,208 outstanding
   shares of beneficial interest                $41,436
Distributions in excess of net investment
   income                                            (1)
Net unrealized appreciation on investments        1,866
                                               --------
TOTAL NET ASSETS (100.0%)                       $43,301
                                               ========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $10.02
                                               ========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY. THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE
CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO
MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL
SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATIONS
RB -- REVENUE BOND
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities (000)
OCTOBER 31, 2001
                                                                         MID CAP
                                                                           VALUE
                                                                            FUND
--------------------------------------------------------------------------------
Assets:
   Investments at Market Value (Cost $16,069) ....................      $16,194
   Repurchase Agreement (Cost $2,154) ............................        2,154
   Receivable for Capital Shares Sold ............................        1,151
   Receivable from Investment Advisor ............................           10
   Prepaid Expenses ..............................................           26
   Accrued Income ................................................           11
--------------------------------------------------------------------------------
   Total Assets ..................................................       19,546
Liabilities:
   Payable for Investment Securities Purchased ...................           28
   Payable for Capital Shares Redeemed ............................          91
   Accrued Expenses ..............................................           18
--------------------------------------------------------------------------------
   Total Liabilities..............................................          137
Total Net Assets .................................................      $19,409
================================================================================
Net Assets:
   Portfolio Shares of Institutional Shares
     (unlimited authorization-- no par value)
     based on 1,949,294 shares of beneficial interest ............       19,138
   Portfolio Shares of Class A Shares
     (unlimited authorization-- no par value)
       based on 5,135 shares of beneficial interest ..............           51
   Portfolio Shares of Class B Shares
     (unlimited authorization-- no par value)
     based on 9,831 shares of beneficial interest ................           99
   Portfolio Shares of Class C Shares
     (unlimited authorization-- no par value)
     based on 1,987 shares of beneficial interest ................           20
   Accumulated net realized loss on investments ..................          (24)
   Net unrealized appreciation on investments ....................          125
--------------------------------------------------------------------------------
Total Net Assets (100.0%) ........................................       $19,409
================================================================================
Net Asset Value, Offering and Redemption Price Per Share,
     Institutional Class Shares ..................................        $9.87
================================================================================
Net Asset Value and Redemption Price Per Share,
    Class A Shares ...............................................        $9.88
================================================================================
Maximum Offering Price Per Share, Class A Shares
    ($9.88 (DIVIDE) 94.25%).......................................       $10.48
================================================================================
Net Asset Value and Offering Price Per Share,
    Class B Shares (A)............................................        $9.88
================================================================================
Net Asset Value Per Share, Class C Shares (A) ....................        $9.87
================================================================================
Maximum Offering Price Per Share, Class C Shares
    ($9.87 (DIVIDE) 99%)..........................................        $9.97
================================================================================

(A) Class C has a contingent deferred sales charges. For a description of possible changes, see Notes to Financial Statements.

     The accompanying notes are an integral part of thefinancial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Statements of Operations (000)
FOR THE PERIOD ENDED OCTOBER 31, 2001


                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                       10/12/01 (1)      10/12/01 (1)       10/12/01 (1)      10/12/01 (1)
                                                        TO 10/31/01       TO 10/31/01        TO 10/31/01       TO 10/31/01
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend Income...............................        $    42             $  1               $  --               $--
   Interest Income ..............................             23                6                 241                83
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income.......................             65                7                 241                83
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................             42                6                  21                 9
   Administrative Fees ..........................             11                7                   7                 5
   Custodian Fees ...............................              1               --                   1                --
   Transfer Agent Fees ..........................              7                8                   6                 4
   Professional Fees ............................             24                2                  17                 8
   Registration Fees ............................              8                2                   5                 1
   Printing Fees ................................              4               --                   3                 2
   Trustee Fees..................................              1               --                  --                --
   Other Fees ...................................             --               --                  --                 1
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses................................             98               25                  60                30
   Less: Investment Advisory Fees Waived.........            (27)              (6)                (13)               (9)
          Reimbursements by Adviser..............             --              (10)                 --                (1)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses..................................             71                9                  47                20
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)  ................             (6)              (2)                194                63
---------------------------------------------------------------------------------------------------------------------------

Net Realized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Investments ......            (40)             (24)                 85                --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments  .............         (2,641)            (183)              1,213                90
---------------------------------------------------------------------------------------------------------------------------

   Total Net Realized and Unrealized Gain (Loss)
     on Investments..............................         (2,681)            (207)              1,298                90
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations ............................        $(2,687)           $(209)             $1,492              $153
============================================================================================================================

(1) Commenced operations on October 12, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.
     The accompanying notes are an integral part of thefinancial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED OCTOBER 31, 2001

                                                                LARGE CAP         MID CAP     INTERMEDIATE-TERM    GEORGIA
                                                               CORE EQUITY         VALUE            BOND          MUNICIPAL
                                                                  FUND             FUND             FUND          BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                              10/12/01 (1)     10/12/01 (1)     10/12/01 (1)    10/12/01 (1)
                                                               TO 10/31/01      TO 10/31/01      TO 10/31/01     TO 10/31/01
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)...........................        $  (6)           $  (2)           $  194          $  63
   Net Realized Gain (Loss) on Investments ..............           (40)             (24)               85             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ......................        (2,641)            (183)            1,213             90
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations.....................................        (2,687)            (209)            1,492            153
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income:
      Institutional Shares ..............................            --               --              (197)           (64)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions...................................            --               --              (197)           (64)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Institutional Shares:
     Proceeds in Connection with the
       Acquisition of Common/Collective
       Trust Fund Assets (3).............................       150,234           16,706           100,599         43,202
     Proceeds from Shares Issued ........................         3,376            3,594             2,380            215
     Reinvestment of Cash Distributions..................            --               --                 4             --
     Cost of Redeemed Shares ............................        (1,621)            (852)           (1,777)          (205)
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from
     Institutional Shares Transactions...................       151,989           19,448           101,206         43,212
---------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued ........................            41               51                --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.           41               51                --             --
---------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Proceeds from Shares Issued ........................            15               99                --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions            15               99                --             --
---------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Proceeds from Shares Issued ........................            17               20                --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions            17               20                --             --
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions...............       152,062           19,618           101,206         43,212
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets...............................       149,375           19,409           102,501         43,301
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period...................................            --               --                --             --
   End of Period.........................................      $149,375          $19,409          $102,501        $43,301
===========================================================================================================================

(1) Commenced operations on October 12, 2001.
(2) See Note 6 in the Notes to Financial Statements
(3) See Note 10 in the Notes to Financial Statements
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FOR THE PERIOD ENDED OCTOBER 31, 2001


                    Net                       Realized and                         Net
                   Asset                       Unrealized       Distributions     Asset
                   Value,         Net             Gains           from Net        Value,
                 Beginning    Investment       (Losses) on       Investment        End          Total
                 of Period      Income          Securities         Income       of Period    Return(DAGGER)
                 ---------    ----------     --------------     -----------     ----------    ----------
-----------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $10.00         $ --           $(0.18)            $ --          $ 9.82         (1.80)%
Class A
2001(2)            10.10           --            (0.28)              --            9.82         (2.77)%
Class B
2001(3)            10.16           --            (0.33)              --            9.83         (3.25)%
Class C
2001(4)             9.97           --            (0.15)              --            9.82         (1.50)%
-----------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $10.00         $ --           $(0.13)            $ --          $ 9.87         (1.30)%
Class A
2001(4)             9.91           --            (0.03)              --            9.88         (0.30)%
Class B
2001(4)             9.91           --            (0.03)              --            9.88         (0.30)%
Class C
2001(4)             9.91           --            (0.04)              --            9.87         (0.40)%
-----------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $10.00        $0.02           $ 0.13           $(0.02)         $10.13          1.50%
-----------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $10.00        $0.01           $ 0.02           $(0.01)         $10.02          0.35%


                                                                                  Ratio
                                                                Ratio            of Net
                                               Ratio         of Expenses        Investment
                      Net                     of Net         to Average      Income (Loss) to
                    Assets,     Ratio       Investment       Net Assets        Average Net
                     End      of Expense   Income (Loss)    (Excluding       Assets (Excluding   Portfolio
                  of Period   to Average    to Average      Waivers and        Waivers and       Turnover
                    (000)     Net Assets     Net Assets    Reimbursements)   Reimbursements)       Rate
                  --------    ----------     ----------    -------------     ---------------    ----------
-----------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $149,304      1.00%         (0.08)%           1.39%             (0.47)%          3.02%
Class A
2001(2)                 40      1.25%         (0.45)%           1.66%             (0.86)%          3.02%
Class B
2001(3)                 15      2.00%         (0.96)%           2.49%             (1.45)%          3.02%
Class C
2001(4)                 16      2.00%         (0.83)%           2.40%             (1.23)%          3.02%
-----------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $ 19,242      1.10%         (0.22)%           3.10%             (2.22)%          5.14%
Class A
2001(4)                 51      1.35%         (0.22)%           3.37%             (2.24)%          5.14%
Class B
2001(4)                 97      2.10%         (0.72)%           4.23%             (2.85)%          5.14%
Class C
2001(4)                 19      2.10%         (0.94)%           4.02%             (2.86)%          5.14%
-----------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $102,501      1.00%          4.10%            1.28%              3.82%           2.65%
-----------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------
Institutional
2001(1)           $ 43,301     1.00%           3.11%            1.47%              2.64%           0.00%

(DAGGER) Returns are for the period indicated and have not been annualized.
         Total return figures do not include applicable sales loads. (1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized. (3) Commenced operations on October 28, 2001. All ratios for the period have been annualized. (4) Commenced operations on October 24, 2001. All ratios for the period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2001

1. ORGANIZATION
--------------------------------------------------------------------------------
The Advisors' Inner Circle fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen portfolios. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (the "Funds"). On October 12, 2001, certain common/collective Trust Funds of Synovus Funds Investment Advisors were converted into The Advisors' Inner Circle Fund (See Note 10). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.
      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available of which there were none as of October 31, 2001, are valued at fair value, using methods determined in good faith by the Board of Trustees.

      FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend Income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Large Cap Core Equity, Intermediate-Term Bond, and Georgia Municipal Bond Fund, and declared and paid annually for Mid Cap Value Fund. Subsequent to October 31, 2001, the Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. In accordance with Statement of Position 93-2, the Fund reclassed to/from the following accounts:

                       UNDISTRIBUTED      ACCUMULATED
                      NET INVESTMENT     NET REALIZED        PAID-IN
                          INCOME             GAIN            CAPITAL
                           (000)             (000)            (000)
                     ------------------------------------------------

     Mid Cap Value Fund     $2               $ --              $(2)

     This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to net operating losses and differences in the computation of distributable income under federal income tax rules versus generally accepted accounting principles.

     OPTION SELLING/PURCHASING-- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2001

are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services. In addition to distribution services, the Plan permits the payment of up to 0.25% of each Fund's assets attributable to Class A Shares to the Distributor or designated Service Providers as compensation for shareholder services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class B and Class C Shares as compensation for shareholder services.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE                              CONTINGENT DEFERRED
PURCHASE MADE                               SALES CHARGE
-------------                            --------------------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                           None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Synovus Funds Investment Advisors (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001 under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest Capital Management Co. Inc. acts as the Investment Sub-Advisor on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Notes to Financial Statements
OCTOBER 31, 2001

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

6.  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
Capital Share Transactions for the Funds for the period from inception (October 12, 2001) through October 31, 2001 were as follows (000):

                                                     INTERMEDIATE-
                            LARGE CAP      MID CAP       TERM          GEORGIA
                           CORE EQUITY      VALUE        BOND         MUNICIPAL
                              FUND          FUND         FUND           FUND
                           -----------     ------     ----------     ----------
Institutional Class:
  Initial Shares Issued in
     Connection with
     the Acquisition of
     Common/Collective
     Trust Fund Assets       15,023        1,671        10,060        4,320
  Shares Issued                 340          363           237           21
  Shares Redeemed              (160)         (85)         (177)         (20)
                             ------        -----        ------        -----
  Total Institutional Class
     Transactions            15,203        1,949        10,120        4,321
                             ------        -----        ------        -----
Class A:
  Shares Issued                   4            5            --           --
                             ------        -----        ------        -----
  Total Class A Transactions      4            5            --           --
                             ------        -----        ------        -----
Class B:
  Shares Issued                   2           10            --           --
                             ------        -----        ------        -----
  Total Class B Transactions      2           10            --           --
                             ------        -----         ------       -----
Class C:
  Shares Issued                   2            2            --           --
                             ------        -----         ------       -----
  Total Class C Transactions      2            2            --           --
                             ------        -----         ------       -----
  Increase in Share
     Transactions            15,211        1,966         10,120       4,321
                             ======        =====         ======       =====

7.  INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from inception (October 12, 2001) through October 31, 2001 are as follows (000):

                                                    INTERMEDIATE-
                            LARGE CAP      MID CAP      TERM          GEORGIA
                           CORE EQUITY      VALUE       BOND        MUNICIPAL
                               FUND          FUND       FUND           FUND
                           ----------       ------     ------       ----------
Purchases:
  U.S. Government              $ --         $ --       $11,355         $ --
  Other                      66,727          668        13,450        2,061
Sales:
  U.S. Government                --           --            22           --
  Other                       4,112          578         2,535           --

At October 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities and options held by the Funds at October 31, 2001, are as follows:

                                                    INTERMEDIATE-
                            LARGE CAP      MID CAP      TERM          GEORGIA
                           CORE EQUITY      VALUE       BOND        MUNICIPAL
                               FUND          FUND       FUND           FUND
                           ----------       ------     ------       ----------
Aggregate gross
   unrealized appreciation  $14,294       $1,593        $4,149       $1,869
Aggregate gross
   unrealized depreciation   (9,262)      (1,468)         (390)          (3)
                             ------       ------        ------       ------
Net unrealized
   appreciation             $ 5,032       $  125        $3,759       $1,866
                             ======       ======        ======       ======

Subsequent to October 31, 2001, the Funds recognized net capital losses for tax purposes that have been deferred to 2002 and can be used to offset future cap gains. The following Fund also had capital loss carryforwards at October 31, 2001 as follows:
                               EXPIRES
                                2009
FUND                            (000)
-----                          -------
Large Cap Core Equity Fund        40

For tax purposes, the losses in the Fund can be carried forward for a maximum of eight years to offset any net realized capital gains.

8.  WRITTEN OPTIONS:
--------------------------------------------------------------------------------
The Large Cap Core Equity Fund entered into written option transactions during the period ended October 31, 2001 and are summarized as follows:
                                # OF           PREMIUM
                              CONTRACTS         (000)
                              ---------      ----------
Balance at beginning of period    --            $ --
Written                        1,740             183
Expired                           --              --
Exercised                         --              --
Closing Buys                      --              --
                               -----            ----
Balance at end of period       1,740            $183
                               =====            ====

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
OCTOBER 31, 2001

9.   CONCENTRATION OF CREDIT RISK:
The Georgia Municipal Bond Fund invests in debt securities in the State of Georgia. Therefore, it may be more affected by economic and political developments in that state.

10.  COMMON/COLLECTIVE TRUST FUND CONVERSIONS:
On October 12, 2001, certain Common/Collective Trust Funds of Synovus Funds Investment Advisors were converted into the Advisors' Inner Circle Fund. The Funds involved in the conversion were as follows:

COMMON/COLLECTIVE TRUST FUND                 ADVISORS' INNER CIRCLE FUND
------------------------------               -----------------------------
Personal Trust Equity Fund                   Synovus Large Cap Core Equity Fund
Employee Benefits Equity Fund                Synovus Large Cap Core Equity Fund
Steinberg Priest Mid Cap Value Fund          Synovus Mid Cap Value Fund
Personal Trust Fixed Income Fund             Synovus Intermediate-Term Bond Fund
Employee Benefits Fixed Income Fund          Synovus Intermediate-Term Bond Fund
Georgia Municipal Fund                       Synovus Georgia Municipal Bond Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation) of each Common/Collective Trust Fund immediately before the conversion were as follows:

                                                                                    COMMON/
                                                                                 COLLECTIVE TRUST
                                                                                   FUND SHARES        SYNOVUS
                                                NET ASSET        UNREALIZED         PRIOR TO          SHARES
COMMON/COLLECTIVE TRUST FUND                      VALUE         APPRECIATION       CONVERSION         ISSUED
------------------------------              ---------------  ----------------  ----------------   -------------
Personal Trust Equity Fund                     $91,153,858       $7,673,659        1,067,872         9,115,386
Employee Benefits Equity Fund                   59,079,792               --        1,091,011         5,907,979
Steinberg Priest Mid Cap Value Fund             16,706,106          307,832        1,287,763         1,670,611
Personal Trust Fixed Income Fund                76,619,689        2,545,746        9,944,134         7,661,969
Employee Benefits Fixed Income Fund             23,979,264               --          788,549         2,397,926
Georgia Municipal Fund                          43,201,945        1,776,614        4,796,255         4,320,194


--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
[SYNOVUS SYMBOL GRAPHIC OMITTED]

Report of Independent Public Accountants


To the Shareholders and Board of Trustees of Synovus Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Synovus Large Cap Core Equity, Synovus Intermediate-Term Bond, and Synovus Georgia Municipal Bond Funds, and the statement of assets and liabilities, including the schedule of investments of Synovus Mid Cap Value Fund (the "Funds") four of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from inception (October 12, 2001) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond, and Synovus Georgia Municipal Bond Funds of The Advisors' Inner Circle Fund as of October 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for the period from inception (October 12, 2001) through October 31, 2001, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 14, 2001

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Notice to Shareholders
(UNAUDITED)

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)

For the shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2001, each Fund is designating the following items with regard to distributions paid during the year.



                                LONG TERM
                                (20% RATE)     ORDINARY      TAX-EXEMPT
                               CAPITAL GAIN     INCOME         INCOME          TOTAL         QUALIFYING
         FUND                  DISTRIBUTION   DISTRIBUTIONS  DISTRIBUTION   DISTRIBUTIONS   DIVIDENDS (1)
     ----------               --------------  -------------  ------------  --------------  ----------------
Large Cap Core Equity Fund         0.00%          0.00%          0.00%          0.00%           0.00%
Mid Cap Value Fund                 0.00%          0.00%          0.00%          0.00%           0.00%
Intermediate-Term Bond Fund        0.00%        100.00%          0.00%        100.00%           0.00%
Georgia Municipal Bond Fund        0.00%          0.76%         99.24%        100.00%           0.00%


-----------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

--------------------------------------------------------------------------------
28

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Funds Investment Advisors
     P.O. Box 23042
     Columbus, GA 31902-1313

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

--------------------------------------------------------------------------------
SNV-AR-001-0100